Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

February 19, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Variable Global High Yield Bond Portfolio (the “Fund”),

a series of Legg Mason Partners Variable Income Trust (the “Registrant”)

Securities Act File No. 033-40603

Investment Company Act File No. 811-06310

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated February 14, 2014 to the Fund’s Prospectus dated May 1, 2013.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC